UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10397
                                                     ------------------

                       Advantage Advisers Alyeska Fund LLC
        -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
        -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Timothy Sperry
                           Schulte, Roth and Zabel LLP
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
        -------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                            ------------

                     Date of fiscal year end: March 31, 2004
                                              --------------

                    Date of reporting period: March 31, 2004
                                              --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.





                     ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.

                         (FORMERLY ALYESKA FUND, L.L.C.)
                           (IN PROCESS OF LIQUIDATION)

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS
                        FOR THE YEAR ENDED MARCH 31, 2004

                     ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
                           (IN PROCESS OF LIQUIDATION)


                              FINANCIAL STATEMENTS


                        FOR THE YEAR ENDED MARCH 31, 2004



                                    CONTENTS


Report of Independent Auditors...............................................  1

Statement of Assets, Liabilities and Members' Capital -- Net Assets..........  2

Statement of Operations......................................................  3

Statements of Changes in Members' Capital -- Net Assets......................  4

Statement of Cash Flows......................................................  5

Notes to Financial Statements................................................  6

Company Management (Unaudited)............................................... 12

[GRAPHIC OMITTED]
ERNST & YOUNG

ERNST & YOUNG LLP
5 Times Square
New York, New York 10036-6530

Phone: (212) 773-3000
www.ey.com



                         Report of Independent Auditors

To the Members of
   Advantage Advisers Alyeska Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital - net assets of Advantage Advisers Alyeska Fund, L.L.C. (the "Company") as of March 31, 2004, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital - net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note I to the financial statements, Oppenheimer Asset Management Inc. has decided to liquidate the Company. As a result, the Company has changed its basis of accounting to the liquidation basis. Accordingly, the carrying values of the remaining assets as of March 31, 2004, are presented at estimated realizable values and the liabilities are presented at estimated settlement amounts.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Alyeska Fund, L.L.C. at March 31, 2004, the results of its operations and cash flows for the year then ended, and the changes in its members' capital - net assets for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

 May 17, 2004



                    A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                              MARCH 31, 2004

ASSETS

Receivables from investment funds                            $       411,192
Other receivables                                                     13,865
                                                            -----------------

       TOTAL ASSETS                                                  425,057
                                                            -----------------

LIABILITIES

Cash overdraft                                                       297,632
Accrued audit and tax fees                                           101,549
Accounting and investor servicing fees payable                        10,014
Custody fees payable                                                   2,189
Accrued expenses                                                      13,673
                                                            -----------------
       TOTAL LIABILITIES                                             425,057
                                                            -----------------
MEMBERS' CAPITAL - NET ASSETS                                $             -
                                                            =================








The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                YEAR ENDED
                                                              MARCH 31, 2004


INVESTMENT INCOME
      Interest                                               $         8,757
                                                            -----------------


EXPENSES
      Audit and tax fees                                             108,686
      Legal fees                                                     106,760
      Administration fees                                            104,226
      Accounting and investor servicing fees                          54,089
      Organization costs                                              30,403
      Oppenheimer investor servicing fees                             26,057
      Board of Managers' fees and expenses                            19,351
      Insurance expense                                               10,829
      Custody fees                                                     8,947
      Registration fees                                                1,132
      Miscellaneous                                                   17,124
                                                            -----------------
          TOTAL EXPENSES                                             487,604
                                                            -----------------

          NET INVESTMENT LOSS                                       (478,847)
                                                            -----------------

REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS

      NET REALIZED GAIN ON INVESTMENTS                             1,825,211
      NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS          (127,738)
                                                            -----------------

          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS          1,697,473
                                                            -----------------

          NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM
          INVESTMENT ACTIVITIES                              $     1,218,626
                                                            =================






The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS
--------------------------------------------------------------------------------

                                                                                              PERIOD FROM JANUARY 1, 2003
                                                                 YEAR ENDED                   (COMMENCEMENT OF OPERATIONS)
FROM INVESTMENT ACTIVITIES                                     MARCH 31, 2004                      TO MARCH 31, 2003

    Net investment loss                                          $  (478,847)                       $      (203,633)
    Net realized gain (loss) on investments                        1,825,211                                (82,398)
    Net change in unrealized depreciation
       on investments                                               (127,738)                               127,738
                                                                --------------                     ------------------
       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
            DERIVED FROM INVESTMENT ACTIVITIES                     1,218,626                               (158,293)

MEMBERS' CAPITAL TRANSACTIONS

    Capital contributions                                            867,880                             13,353,412
    Capital withdrawals                                          (15,281,625)                                     -
                                                                --------------                     ------------------

       NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED
            FROM CAPITAL TRANSACTIONS                            (14,413,745)                            13,353,412

       MEMBERS' CAPITAL AT BEGINNING OF PERIOD                    13,195,119                                      -
                                                                --------------                     ------------------

       MEMBERS' CAPITAL AT END OF PERIOD                         $         -                        $    13,195,119
                                                                ==============                     ==================







The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

                                                                                                YEAR ENDED
                                                                                              MARCH 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
     Net increase in members' capital derived from investment activities                      $   1,218,626
     Adjustments to reconcile net increase in members' capital derived from investment activities to net cash provided by operating activities:
        Decrease in investments in investment funds, at fair value                               10,127,738
        Increase in receivables from investment funds                                              (355,312)
        Increase in other receivables                                                                (2,564)
        Decrease in receivables from investments paid in advance                                  2,250,000
        Decrease in interest receivable                                                               1,189
        Decrease in administration fees payable                                                     (11,101)
        Increase in accrued audit and tax fees                                                       76,549
        Decrease in accounting and investor servicing fees payable                                  (10,144)
        Increase in custody fees payable                                                                314
        Decrease in accrued expenses                                                                (85,416)
                                                                                             ----------------
          NET CASH PROVIDED IN OPERATING ACTIVITIES                                              13,209,879
                                                                                             ----------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Capital contributions                                                                          867,880
     Capital withdrawals                                                                        (15,281,625)
     Increase in cash overdraft                                                                     297,632
                                                                                             ----------------
          NET CASH USED BY FINANCING ACTIVITIES                                                 (14,116,113)
                                                                                             ----------------


          NET CHANGE IN CASH AND CASH EQUIVALENTS                                                  (906,234)
             Cash and cash equivalents at beginning of year                                         906,234
                                                                                             ----------------
             Cash and cash equivalents at end of year                                         $           -
                                                                                             ================







The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004
--------------------------------------------------------------------------------


     1.   ORGANIZATION

          Advantage Advisers Alyeska Fund, L.L.C. (formerly Alyeska Fund, L.L.C.) (the "Company") was organized as a Delaware limited liability company on January 19, 1999 and commenced operations on January 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified, management investment company. At a meeting held on October 29, 2003, the Board of Managers of the Company (the "Board of Managers"), in consultation with the Company's investment adviser, Advantage Advisers Management, L.L.C. (the "Adviser"), determined to cease the operations of the Company as of December 31, 2003. Accordingly, the Company is in the process of liquidation and the proceeds of the liquidation either will be paid to members, or rolled over to another Advantage Advisers fund, at the discretion of the member (subject to the members' meeting eligibility requirements). The Company sought maximum capital appreciation by seeking superior risk-adjusted returns through the use of a multi-strategy, multi-manager investment program. It pursued this objective by investing its assets primarily in hedged equity strategies focusing on fast growing sectors of the world economy and regional investments, among others.

          Responsibility for the overall management and supervision of operations of the Company is vested in the Board of Managers. There are four members of the Board of Managers and an investment adviser. The Adviser is a Delaware limited liability company and a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer & Co. Inc. (formerly Fahnestock & Co. Inc.). The Adviser was responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member and controlling person of the Adviser. OAM relied on its Hedge Fund Due Diligence Committee to oversee the Adviser's investment decision-making on behalf of the Company.

          On December 10, 2002, Canadian Imperial Bank of Commerce, CIBC World Markets Corp. ("CIBC WM"), Fahnestock & Co. Inc. ("Fahnestock") and Fahnestock Viner Holdings Inc. ("FVH") announced that Fahnestock and FVH had agreed to acquire the U.S. brokerage and asset management business of CIBC WM, including the Adviser. The acquisition of the U.S. brokerage business closed on January 3, 2003. Consummation of the acquisition of the Adviser constituted an assignment of the Company's then existing investment advisory agreement. The acquisition by Fahnestock and FVH of CIBC WM's U.S. asset management business was completed on June 4, 2003. In connection with the June 4, 2003 acquisition, a new investment advisory agreement with the Adviser dated June 5, 2003 was entered into, having been previously approved by the Company's Board of Managers on January 24, 2003 and the Company's members at a special meeting on May 5, 2003. In September 2003, Fahnestock & Co. Inc. changed its name to Oppenheimer & Co. Inc. ("Oppenheimer") and Fahnestock Viner Holdings Inc. changed its name to Oppenheimer Holdings Inc.

          The acceptance of initial and additional contributions was subject to approval by the Board of Managers. The Company from time to time offered to repurchase interests pursuant to written tenders by members. Such repurchases were made at such times and on such terms as were determined by the Board of Managers, in their complete and exclusive discretion.
                                      - 6 -

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES

          The Company's financial statements have been prepared in accordance with accounting principles generally accepted in the United States applied on the liquidation basis of accounting. This change in basis accounting did not materially affect Members' capital. The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          A.   PORTFOLIO VALUATION

          During the year ended March 31, 2004, the Company's investments in investment funds were carried at fair value as determined by the Company's pro-rata interest in the net assets of each investment fund. All valuations utilized financial information supplied by each investment fund and were net of management and performance incentive fees or allocations payable to the investment funds' managers as required by the investment funds' agreements. The underlying investments of each investment fund were accounted for at fair value as described in each investment fund's financial statements. Substantially all of the underlying investments of the investment funds were comprised of readily marketable securities. Distributions received, whether in the form of cash or securities, were applied as a reduction of the investment's cost when identified by the investment funds as a return of capital.

          Investments in investment funds were subject to the terms of the respective limited partnership agreements, limited liability company agreements and offering memorandums of the underlying funds.

          As of December 31, 2003, the Company has withdrawn from each of the underlying investment funds. Included in receivables from investment funds as of March 31, 2004 are the remaining amounts due from the investment funds relating to these withdrawals.

          The net asset value of the Company has been determined as of the close of business at the end of any fiscal period in accordance with the Company's accounting principles or was determined from time to time pursuant to policies established by the Board of Managers.

          B.   REVENUE RECOGNITION

          Interest income has been recorded on the accrual basis.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          C.   ORGANIZATION COSTS

          Organization costs related to the formation of the Company amounted to approximately $165,000. Of this amount, $78,708 was borne by the Company and was expensed as incurred. The Adviser agreed to initially bear the remaining amount of organization costs and the Company reimbursed the Adviser for these expenditures, or a portion thereof, on a monthly basis, during the first twelve months of the Company's operations. The Adviser agreed to limit the amount of each monthly reimbursement payment by the Company to 0.020833% (0.25% on an annualized basis) of the Company's members' capital, determined as of the end of each month during such period. Through December 31, 2003, the organizational expense reimbursement to the Adviser totaled $26,118. At December 31, 2003, there were unreimbursed organization expenses of $102,551, which the Adviser bore.

          Members admitted to the Company during the year ended March 31, 2004 were allocated a proportionate share of the organization costs previously expensed.

          D.   CASH EQUIVALENTS

          The  Company  treated all  highly-liquid  financial  instruments  that matured within three months at the time of purchase as cash equivalents. At March 31, 2004, no cash equivalents were held, as the Company had an overdraft payable to PFPC Trust Company.

          E.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes on the profits of the Company is made as the members are individually liable for the income taxes on their share of the Company's income.

          The Company has reclassified $478,847 from accumulated net investment loss and $1,825,211 from accumulated net realized gain on investments, respectively, to net capital contributions during the year ended March 31, 2004. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable income, loss, and net realized gain on investments that have been allocated or are estimated to be allocated to the Company's Members and had no effect on net assets.

     3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

          Oppenheimer (and CIBC WM prior to the acquisition) provided certain administrative services to the Company, including, among other things, providing office space and other support services. In consideration for such services, the Company paid Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month through December 31, 2003.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     3.   ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

          The Company paid a fee to Oppenheimer (and CIBC WM prior to the acquisition) to compensate it for providing ongoing investor services and account maintenance services to investors in the Company. This fee was paid monthly in an amount equal to 0.0208333% (0.25% on an annualized basis) of the Company's net assets through December 31, 2003.

          Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all members (but not the Special Advisory Account, as defined) as of the last day of each fiscal period in accordance with members' respective investment percentages for the fiscal period. Generally at the end of each calendar years, an incentive allocation of 10% of the profits, if any, that have been credited to the capital account of a member during the period (an "Incentive Allocation") will be debited from the member's capital account (including the Adviser's capital account) and credited to the Special Advisory Account. The Adviser has voluntarily agreed to waive its right to the Incentive Allocation with respect to any profits allocated to Members.

          Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the 1940 Act, received an annual retainer of $5,000 plus a fee for each meeting attended. Currently, all Managers are not "interested persons." All non-interested Managers were reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

          PFPC Trust Company served as custodian of the Company's assets.

          PFPC Inc. ("PFPC") served as Investor Services and Accounting Agent to the Company and in that capacity provided certain accounting, recordkeeping, tax and investor related services. The Company paid PFPC an accounting and investor servicing fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

          Oppenheimer (and CIBC WM prior to the acquisition) acted as the non-exclusive placement agent for the Company, without special compensation from the Company and bore costs associated with its activities as placement agent. However, the placement agent was entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. Such sales commissions earned by CIBC WM and Oppenheimer amounted to $35,129 and $867, respectively.

          The Company has entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004  (CONTINUED)
--------------------------------------------------------------------------------

     4.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from redemptions of investment funds for the year ended March 31, 2004, amounted to $3,750,000 and $17,915,925, respectively.

     5.   INVESTMENTS IN INVESTMENT FUNDS

          As of December 31, 2003, the Company had withdrawn from each of the underlying investment funds in which the Company had been invested. Accordingly, as of March 31, 2004, the following amounts were receivable from underlying investment funds:

          Ahab Partners L.P.                                  $70,209
          CCL Fund LLC                                         36,467
          SEG Partners L.P.                                   181,865
          Wynnefield Partners Small Cap Value, L.P.           122,651
                                                              -------
                                                             $411,192
                                                             ========

     6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the investment funds in which the Company invested traded various financial instruments and entered into various investment activities with off-balance sheet risk. These included, but were not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Company's risk of loss in these investment funds was limited to the value of these investments reported by the Company. The investment funds provided for periodic redemptions ranging from monthly to annually.

          The Company had maintained cash in bank deposit accounts, which at times may have exceeded federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004  (CONCLUDED)
--------------------------------------------------------------------------------

     7.   FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                               PERIOD FROM JANUARY 1, 2003
                                                                                                    (COMMENCEMENT OF
                                                                           YEAR ENDED                  OPERATIONS
                                                                         MARCH 31, 3004             TO MARCH 31, 2003
                                                                         --------------        ---------------------------
          Net assets, end of period (000s)                                     $0                        $13,195

          Ratio of net investment loss to average net assets*               (4.57%)                       (5.45%)**
          Ratio of expenses to average net assets*                           4.65%                         5.52%**
          Total return***                                                    8.53%                        (1.08%)
          Portfolio turnover                                                29.56%                        11.13%

          * The ratios do not include net investment income or expenses of the underlying investment funds.
          ** Annualized.
          *** The return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted.

ADVANTAGE ADVISERS  ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT
(UNAUDITED)

NAME, ADDRESS AND AGE           POSITION(S) HELD    PRINCIPAL OCCUPATION(S)
                                WITH THE            DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY
                                COMPANY AND         COMPLEX AND OTHER DIRECTORSHIPS HELD
                                LENGTH OF TIME
                                SERVED

LAWRENCE BECKER                 Manager since       Private investor in real estate investment  management concerns.  From
                                October 2003.       February   2000   through   June  2003,   he  was  Vice   President  -
c/o Oppenheimer Asset                               Controller/Treasurer    for   National   Financial   Partners,   which
Management Inc.                                     specializes  in financial  services  distribution.  Prior to that, Mr.
200 Park Avenue                                     Becker was a Managing Director -  Controller/Treasurer  of Oppenheimer
New York, NY 10166                                  Capital  and its Quest for Value  Funds.  (Oppenheimer  Capital is not
Age: 48                                             affiliated with Oppenheimer  Asset  Management  Inc.). Mr. Becker is a licensed  CPA. He serves as the  treasurer of The France  Growth Fund,
                                                    Inc.  Mr.  Becker  is  a  Manager/Trustee   of  ten  other  registered
                                                    investment companies advised by the Adviser or its affiliates.



SOL GITTLEMAN                   Manager since       The  Alice  and  Nathan   Gantcher   University   Professor  at  Tufts
                                Inception.          University;  previously served as Senior Vice President and Provost of
c/o Oppenheimer Asset                               Tufts University from 1981-2001. He is also a Director/Manager/Trustee
Management Inc.                                     of three other registered  investment companies advised by the Adviser
200 Park Avenue                                     or one of its affiliates.
New York, NY 10166
Age: 69

ADVANTAGE ADVISERS  ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT
(UNAUDITED)

NAME, ADDRESS AND AGE           POSITION(S) HELD    PRINCIPAL OCCUPATION(S)
                                WITH THE            DURING PAST 5 YEARS, NUMBER OF PORTFOLIOS OVERSEEN IN COMPANY
                                COMPANY AND         COMPLEX AND OTHER DIRECTORSHIPS HELD
                                LENGTH OF TIME
                                SERVED

LUIS RUBIO                      Manager since       President, of Centro de Investigation Para el Desarrollo, A.C. (Center
                                Inception.          of Research  Development)  (2000 to present)  and Director of the same
c/o Oppenheimer Asset                               organization  1984 to 2000;  Adjunct Fellow,  Center for Strategic and
Management Inc.                                     International Studies (1993 to present); Member, Advisory Board of the
200 Park Avenue                                     National  Council of Science and  Technology of Mexico (1989 to 2000);
New York, NY 10166                                  Director, Human Rights Commission of Mexico City (1994 to 2002). He is
Age: 48                                             a Manager/Trustee of ten other registered investment companies advised by the Adviser or one of its affiliates.  From 1991 to 1993, Dr. Rubio was a Director of Banco National de Mexico S.A.



JANET L. SCHINDERMAN            Manager since       Associate  Dean for Special  Projects  and  Secretary  to the Board of
                                Inception.          Overseers,  Columbia  Business School of Columbia  University (1990 to
c/o Oppenheimer Asset                               present).  Ms.  Schinderman is also a  Manager/Trustee  of eight other
Management Inc.                                     registered  investment  companies advised by the Adviser or one of its
200 Park Avenue                                     affiliates.  From 1987 to 1990,  she served as Executive  Assistant to
New York, NY 10166                                  the President at the Illinois Institute of Technology.
Age: 52

ADVANTAGE ADVISERS  ALYESKA FUND, L.L.C.
(IN PROCESS OF LIQUIDATION)
COMPANY MANAGEMENT
(UNAUDITED)

ON OCTOBER 29, 2003, MR. LAWRENCE K. BECKER WAS ELECTED AS AN ADDITIONAL MANAGER. HE SERVES AS A NON-INTERESTED MANAGER AND AS THE CHAIRMAN OF THE COMPANY'S AUDIT COMMITTEE. THE MANAGERS OF THE COMPANY HAVE DETERMINED THAT MR. BECKER QUALIFIED AS A FINANCIAL EXPERT FOR THE PURPOSES OF THE SARBANES-OXLEY ACT OF 2002.

EFFECTIVE FEBRUARY 25, 2004, HOWARD SINGER RESIGNED FROM THE COMPANY'S BOARD OF MANAGERS.


PROXY VOTING

A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling Oppenheimer Asset Management Inc. collect at (212) 667 - 4225 and at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

    (a) The registrant, on July 30, 2003, adopted a Code of Ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. (the "Code of Ethics").

    (b) There have been no amendments, during the period covered by this report, to any provisions of the Code of Ethics.

    (c) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from any provisions of the Code of Ethics.

    (d)   Not Applicable.

    (e)   Not Applicable.

    (f) A copy of the registrant's Code of Ethics is filed as an exhibit hereto. The registrant undertakes to provide a copy of the Code of Ethics to any person, without charge upon request to the registrant at its address at 200 Park Avenue, New York, NY 10166.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee, Mr. Lawrence Becker, and that Mr. Becker is "independent." Mr. Becker was elected as a non-interested Director of the registrant and as Chairman of the Audit Committee at a meeting of the board of directors held on October 29, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000 for 2004 and $25,000 for 2003.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2004 and $0 for 2003. The fees billed for 2004 include fees associated with the review of the semi-annual financial statements.

    Tax Fees
    --------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $30,000 for 2004 and $0 for 2003. The fees billed for 2004 include fees for tax compliance services to the registrant.

    All Other Fees
    --------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2003.

    (e)(1)    Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

    The registrant's Audit Committee Charter provides that the Audit Committee shall pre-approve, to the extent required by applicable law, all audit and non-audit services that the registrant's independent auditors provide to the registrant and (ii) all non-audit services that the registrant's independent auditors provide to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the registrant's investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

    (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 100%

                           (c) 100%

                           (d) N/A

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees for Alyeska and "affiliates," as defined, totaled $528,054 for the year ending March 31, 2004 and $8,000 for the year ending March 31, 2003 of which $447,950 was subject to pre-approval in 2004. There were no services provided in 2003 that were subject to pre-approval.

    (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                           ADVANTAGE ADVISERS, L.L.C.
                      ADVANTAGE ADVISERS MANAGEMENT, L.L.C.
                    ADVANTAGE ADVISERS MULTI-MANAGER, L.L.C.
              ADVANTAGE ADVISERS PRIVATE EQUITY MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS AUGUSTA MANAGEMENT, L.L.C
                   ADVANTAGE ADVISERS TROON MANAGEMENT, L.L.C.
                  ADVANTAGE ADVISERS CATALYST MANAGEMENT, L.P.


                      PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

CHAPTER 1 BOARD OF DIRECTORS
VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS                           6
--------------------------------------------------------------------------------
CHAIRMAN & CEO ARE THE SAME PERSON                                             7
--------------------------------------------------------------------------------
INDEPENDENCE OF DIRECTORS                                                      8
--------------------------------------------------------------------------------
STOCK OWENERSHIP REQUEST                                                       9
--------------------------------------------------------------------------------
CHARITABLE CONTRIBUTIONS                                                      10
--------------------------------------------------------------------------------
DIRECTOR AND OFFICER INDEMNIFICATION  AND LIABILITY PROTECTION                11
--------------------------------------------------------------------------------
VOTE RECOMMENDATION                                                           12
--------------------------------------------------------------------------------
SIZE OF THE BOARD                                                             13
--------------------------------------------------------------------------------
VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS                            14
--------------------------------------------------------------------------------
TERM OF OFFICE                                                                15
--------------------------------------------------------------------------------
COMPENSATION DISCLOSURE                                                       16
--------------------------------------------------------------------------------

CHAPTER 2 AUDITORS                                                            17
--------------------------------------------------------------------------------
RATIFYING AUDITORS                                                            18

CHAPTER 3 TENDER  OFFER DEFENSES                                              19
--------------------------------------------------------------------------------
POISON PILLS                                                                  20
--------------------------------------------------------------------------------
GREENMAIL                                                                     21
--------------------------------------------------------------------------------
SUPERMAJORITY VOTE                                                            22
--------------------------------------------------------------------------------

CHAPTER 4 MERGERS AND CORPORATE RESTRUCTURING                                 23
--------------------------------------------------------------------------------
CHANGING CORPORATE NAME                                                       24
--------------------------------------------------------------------------------
REINCORPORATION                                                               25
--------------------------------------------------------------------------------

CHAPTER 5 PROXY CONTEST DEFENSES                                              26
--------------------------------------------------------------------------------
BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS                               27
--------------------------------------------------------------------------------
CUMULATIVE VOTING                                                             28
--------------------------------------------------------------------------------
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING                                 29
--------------------------------------------------------------------------------
SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD                              30
--------------------------------------------------------------------------------

CHAPTER 6 MISCELLANEOUS CORPORATE
---------------------------------
GOVERNANCE  PROVISIONS                                                        31
--------------------------------------------------------------------------------
CONFIDENTIAL VOTING                                                           32
--------------------------------------------------------------------------------
SHAREHOLDER ADVISORY COMMITTEES                                               33
--------------------------------------------------------------------------------
FOREIGN CORPORATE MATTERS                                                     34
--------------------------------------------------------------------------------
GOVERNMENT SERVICE LIST                                                       35
--------------------------------------------------------------------------------

CHAPTER 7 SOCIAL AND ENVIRONMENTAL ISSUES                                     36
--------------------------------------------------------------------------------
ENERGY AND ENVIRONMENTAL ISSUES (CERES PRINCIPLES)                            37
--------------------------------------------------------------------------------
NORTHERN IRELAND (MACBRIDE PRINCIPLES)                                        38
--------------------------------------------------------------------------------
MAQUILADORA STANDARDS & INTERNATIONAL OPERATIONS AND POLICIES                 39
--------------------------------------------------------------------------------
EQUAL EMPLOYMENT OPPORTUNITY & DISCRIMINATION                                 40
--------------------------------------------------------------------------------
ANIMAL RIGHTS                                                                 41
--------------------------------------------------------------------------------

CHAPTER 8 CAPITAL STRUCTURE                                                   42
--------------------------------------------------------------------------------
COMMON STOCK AUTHORIZATION                                                    43
--------------------------------------------------------------------------------
BLANK CHECK PREFERRED STOCK                                                   44
--------------------------------------------------------------------------------
PREEMPTIVE RIGHTS                                                             45
--------------------------------------------------------------------------------
STOCK DISTRIBUTION: SPLITS AND DIVIDENDS                                      46
--------------------------------------------------------------------------------
REVERSE STOCK SPLITS                                                          47
--------------------------------------------------------------------------------
ADJUSTMENTS TO PAR VALUE OF COMMON STOCK                                      48
--------------------------------------------------------------------------------
DEBT RESTRUCTURING                                                            49
--------------------------------------------------------------------------------

CHAPTER 9 EXECUTIVE AND DIRECTOR COMPENSATION                                 50
--------------------------------------------------------------------------------
DIRECTOR COMPENSATION                                                         51
--------------------------------------------------------------------------------
SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY                      52
--------------------------------------------------------------------------------
EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)                                        53
--------------------------------------------------------------------------------
OPTIONS EXPENSING                                                             54
--------------------------------------------------------------------------------
GOLDEN PARACHUTES                                                             55
--------------------------------------------------------------------------------
PROPOSAL TO BAN GOLDEN PARACHUTES                                             56
--------------------------------------------------------------------------------
OUTSIDE DIRECTORS' RETIREMENT COMPENSATION                                    57
--------------------------------------------------------------------------------

CHAPTER 10  STATE OF INCORPORATION                                            58
--------------------------------------------------------------------------------
CONTROL SHARE ACQUISITION STATUTES                                            59
--------------------------------------------------------------------------------
OPT-OUT OF STATE TAKEOVER STATUTES                                            60
--------------------------------------------------------------------------------
CORPORATE RESTRUCTURING, SPIN-OFFS, ASSET SALES, LIQUIDATIONS                 61
--------------------------------------------------------------------------------

CHAPTER 11 CONFLICT OF INTEREST                                               62
--------------------------------------------------------------------------------
CONFLICTS                                                                     63
--------------------------------------------------------------------------------
CONFLICTS CONT'D                                                              64
--------------------------------------------------------------------------------

CHAPTER 12 CORPORATE GOVERNANCE COMMITTEE
-----------------------------------------
& PROXY MANAGERS                                                              65
--------------------------------------------------------------------------------
CORPORATE GOVERNANCE COMMITTEE                                                66
--------------------------------------------------------------------------------
PROXY MANAGERS                                                                67
--------------------------------------------------------------------------------

CHAPTER 13 SPECIAL ISSUES WITH
------------------------------
VOTING FOREIGN PROXIES                                                        68
--------------------------------------------------------------------------------
SPECIAL ISSUES                                                                69
--------------------------------------------------------------------------------

CHAPTER 14 RECORD KEEPING                                                     70
--------------------------------------------------------------------------------
RECORD KEEPING                                                                71
--------------------------------------------------------------------------------

                                  INTRODUCTION

Rule 206(4)-6 (the "Rule") adopted under the Investment Advisers Act of 1940, as amended (the "Advisers Act") requires all registered investment advisers that exercise voting discretion over securities held in client portfolios to adopt proxy voting policies and procedures.

Advantage Advisers, L.L.C., Advantage Advisers Management, L.L.C., Advantage Advisers Multi-Manager, L.L.C., Advantage Advisers Private Equity Management, L.L.C., Advantage Advisers Augusta Management, L.L.C., Advantage Advisers Troon Management, L.L.C., Advantage Advisers Catalyst Management, L.P., Oppenheimer Emerging Markets Management, L.L.C., Oppenheimer Horizon management, L.L.C., Oppenheimer Institutional Horizon Management, L.L.C., and Oppenheimer Value Partners, L.P. (collectively, the "Advisers") are registered investment advisers under the Advisers Act and are therefore required to adopt proxy voting policies and procedures pursuant to the Rule.

The Advisers act as investment advisers, managers or general partners to registered and unregistered investment companies and managed accounts (collectively, the "Accounts"). When an Adviser has investment discretion over an Account's investment portfolio, then the Adviser votes proxies for the Account pursuant to the policies and procedures set forth herein.

Investment discretion for a number of the Advisers' Accounts is exercised by portfolio managers that are either non-managing members of limited partners of an Adviser, or act as portfolio managers or subadvisers pursuant to agreements with the Advisers and/or the Accounts (collectively, the "Portfolio Managers"). In all cases where Portfolio Managers exercise investment discretion over the Accounts, the Portfolio Managers vote proxies for the Accounts in accordance with the policies and procedures of the investment advisory firms with which the Portfolio Managers are affiliated.

Appendix A hereto sets forth the Accounts for which each Adviser is responsible, whether the Advisers' proxy policies or the proxy policies of the Portfolio Managers are applicable to the Account.

                           VOTING ON DIRECTOR NOMINEES
                           ---------------------------
                            IN UNCONTESTED ELECTIONS
                            ------------------------

These proposals seek shareholder votes for persons who have been nominated by a corporation's board of directors to stand for election to serve as members of that board. No candidates are opposing these board nominees.

In each analysis of an uncontested election of directors you should review:
    a) Company performance
    b) Composition of the board and key board committees
    c) Attendance at board meetings
    d) Corporate governance provisions and takeover activity

We may also consider:
    a) Board decisions concerning executive compensation
    b) Number of other board seats held by the nominee
    c) Interlocking directorships


VOTE RECOMMENDATION
                                               It is our policy to vote IN FAVOR
                                               of the candidates proposed by the
                                               board.

We will look carefully at each candidate's background contained in the proxy statement. In the absence of unusual circumstances suggesting a nominee is clearly not qualified to serve as a member of the board, we will vote with management.

CHAIRMAN AND CEO ARE THE SAME PERSON
------------------------------------

         Shareholders may propose that different persons hold the positions of the chairman and the CEO.

         We would evaluate these proposals on a case by case basis depending on the size of the company and performance of management.

INDEPENDENCE OF DIRECTORS
-------------------------

         Shareholders may request that the board be comprised of a majority of independent directors and that audit, compensation and nominating committees of the Board consists exclusively of independent directors. We believe that independent directors are important to corporate governance.


VOTE RECOMMENDATION
                                               It is our policy to vote FOR
                                               proposals requesting that a
                                               majority of the Board be
                                               independent and that the audit,
                                               compensation and nominating
                                               committees of the board include
                                               only independent directors.

STOCK OWNERSHIP REQUIREMENTS
----------------------------

         Shareholders may propose that directors be required to own a minimum amount of company stock or that directors should be paid in company stock, not cash. This proposal is based on the view that directors will align themselves with the interest of shareholders if they are shareholders themselves. We believe that directors are required to exercise their fiduciary duty to the company and its shareholders whether or not they own shares in the company and should be allowed to invest in company stock based on their own personal considerations.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals that
                                               require director stock ownership

                            CHARITABLE CONTRIBUTIONS
                            ------------------------

         Charitable contributions by companies are generally useful for assisting worthwhile causes and for creating goodwill between the company and its community. Moreover, there may be certain long-term financial benefits to companies from certain charitable contributions generated from, for example, movies spent helping educational efforts in the firm's primary employment areas. Shareholders should not decide what the most worthwhile charities are.

VOTE RECOMMENDATION
                                               (Shareholders Proposals)
                                               Vote AGAINST proposals regarding
                                               charitable contribution.

         Shareholders have differing and equally sincere views as to which charities the company should contribute to, and the amount it should contribute. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interest of the company.

                      DIRECTOR AND OFFICER INDEMNIFICATION
                      ------------------------------------
                            AND LIABILITY PROTECTION
                            ------------------------

         These proposals typically provide for protection (or additional protection) which is to be afforded to the directors of a corporation in the form of indemnification by the corporation, insurance coverage or limitations upon their liability in connection with their responsibilities as directors.

         When a corporation indemnifies its directors and officers, it means the corporation promises to reimburse them for certain legal expenses, damages, and judgements incurred as a result of lawsuits relating to their corporate actions. The corporation becomes the insurer for its officers and directors.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals that
                                               eliminate entirely director and
                                               officers' liability for monetary
                                               damages for violating the duty of
                                               care.

                                               Vote AGAINST indemnification
                                               proposals that would expand
                                               coverage beyond just legal
                                               expenses to acts, such as
                                               negligence, that are more serious
                                               violations of fiduciary
                                               obligations than mere
                                               carelessness.

                                               Vote FOR only those proposals
                                               providing such expanded coverage
                                               in cases when a director's or
                                               officer's legal defense was
                                               unsuccessful if: a) the director
                                               was found to have acted in good
                                               faith, and b) only if the
                                               director's legal expenses would
                                               be covered.

The following factors should be considered:

         1. The present environment in which directors operate provides substantial risk of claims or suits against against them in their individual capacities arising out of the discharge of their duties.

         2. Attracting and retaining the most qualified directors enhances shareholder value.

                            SIZE OF THE BOARD
                            -----------------

         Typically there are three reasons for changing the size of the board. The first reason may be to permit inclusion into the board of additional individuals who, by virtue of their ability and experience, would benefit the corporation. The second reason may be to reduce the size of the board due to expiration of terms, resignation of sitting directors or, thirdly, to accommodate the corporation's changing needs.

VOTE RECOMMENDATION
                                               Vote FOR the board's
                                               recommendation to increase or
                                               decrease the size of the board.

The following factors should be considered:

         1. These proposals may aim at reducing or increasing the influence of certain groups of individuals.

         2. This is an issue with which the board of directors is uniquely qualified to deal, since they have the most experience in sitting on a board and are up-to-date on the specific needs of the corporation.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS
--------------------------------------------------

Votes in contested elections of directors are evaluated on a CASE-BY-CASE basis. The following factors are considered:

         1.     management's track record
         2.     background to the proxy contest
         3.     qualifications of director nominees

                                 TERM OF OFFICE
                                 --------------

This is a shareholder's proposal to limit the tenure of outside directors. This requirement may not be an appropriate one. It is an artificial imposition on the board, and may have the result of removing knowledgeable directors from the board.

VOTE RECOMMENDATION
                                               Vote AGAINST shareholder
                                               proposals to limit the tenure of
                                               outside directors.

The following factors should be considered:

         1. An experienced director should not be disqualified because he or she has served a certain number of years.

         2. The nominating committee is in the best position to judge the directors' terms in office due to their understanding of a corporation's needs and a director's abilities and experience.

         3. If shareholders are not satisfied with the job a director is doing, they can vote him/her off the board when the term is up.

                             COMPENSATION DISCLOSURE
                             -----------------------

These proposals seek shareholder approval of a request that the board of directors disclose the amount of compensation paid to officers and employees, in addition to the disclosure of such information in the proxy statement as required by the SEC regulations.


VOTE RECOMMENDATION
                                               (shareholders policy)
                                               Vote AGAINST these proposals that
                                               require disclosure, unless we
                                               have reason to believe that
                                               mandated disclosures are
                                               insufficient to give an accurate
                                               and meaningful account of senior
                                               management compensation.


The following factors should be considered:

         1. Federal securities laws require disclosure in corporate proxy statements of the compensation paid to corporate directors and officers.

         2. Employees other than executive officers and directors are typically not in policy-making roles where they have the ability to determine, in a significant way, the amount of their own compensation.

         3. The disclosure of compensation of lower-level officers and employees infringes upon their privacy and might create morale problems.

                                    CHAPTER 2

                                    AUDITORS

RATIFYING AUDITORS

Shareholders must make certain that auditors are responsibly examining the financial statements of a company, that their reports adequately express any legitimate financial concerns, and that the auditor is independent of the company it is serving.

VOTE RECOMMENDATION
                                               Vote FOR proposal to ratify
                                               auditors.

The following factors should be considered:

         1. Although lawsuits are sometimes filed against accounting firms, including those nationally recognized, these firms typically complete their assignments in a lawful and professional manner.

         2. Sometimes it may be appropriate for a corporation to change accounting firms, but the board of directors is in the best position to judge the advantages of any such change and any disagreements with former auditors must be fully disclosed to shareholders.

         3. If there is a reason to believe the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position, then in this case vote AGAINST ratification.

                                    CHAPTER 3

                              TENDER OFFER DEFENSES

                                  POISON PILLS
                                  ------------

Poison pills are corporate-sponsored financial devices that, when triggered by potential acquirers, do one or more of the following: a) dilute the acquirer's equity in the target company, b) dilute the acquirer's voting interests in the target company, or c) dilute the acquirer's equity holdings in the post-merger company. Generally, poison pills accomplish these tasks by issuing rights or warrants to shareholders that are essentially worthless unless triggered by a hostile acquisition attempt.

A poison pill should contain a redemption clause that would allow the board to redeem it even after a potential acquirer has surpassed the ownership threshold. Poison pills may be adopted by the board without shareholder approval. But shareholders must have the opportunity to ratify or reject them at least every two years.


VOTE RECOMMENDATION
                                               Vote FOR shareholder proposals
                                               asking that a company submit its
                                               poison pill for shareholder
                                               ratification.

                                               Vote on a CASE-BY-CASE basis
                                               regarding shareholder proposals
                                               to redeem a company's poison
                                               pill.

                                               Vote on a CASE-BY-CASE basis
                                               regarding management proposals to
                                               ratify a poison pill.

                                    GREENMAIL
                                    ---------

Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. Since only the hostile party receives payment, usually at a substantial premium over the market, the practice discriminates against all other shareholders.

Greenmail payments usually expose the company to negative press and may result in lawsuits by shareholders. When a company's name is associated with such a practice, company customers may think twice about future purchases made at the expense of the shareholders.

VOTE RECOMMENDATION
                                               Vote FOR proposals to adopt anti
                                               Greenmail or bylaw amendments or
                                               otherwise restrict a company's
                                               ability to make Greenmail
                                               payments

                                               Vote on a CASE-BY-CASE basis
                                               regarding anti-Greenmail
                                               proposals when they are bundled
                                               with other charter or bylaw
                                               amendments.

The following factors should be considered:

         1. While studies by the SEC and others show that Greenmail devalues the company's stock price, an argument can be made that a payment can enable the company to pursue plans that may provide long-term gains to the shareholders.

                               SUPERMAJORITY VOTE
                               ------------------

Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. These proposals seek shareholder approval to exceed the normal level of shareholder participation and approval from a simple majority of the outstanding shares to a much higher percentage.


VOTE RECOMMENDATIONS
                                               Vote AGAINST management proposals
                                               to require a Supermajority
                                               shareholder vote to approve
                                               mergers and other significant
                                               business combinations.

                                               Vote FOR shareholder proposals to
                                               lower Supermajority vote
                                               requirements for mergers and
                                               other significant business
                                               combinations.

The following factors should be considered:

         1. Supermajority requirements ensure broad agreement on issues that may have a significant impact on the future of the company.

         2.  Supermajority vote may make action all but impossible.

         3. Supermajority requirements are counter to the principle of majority rule.

                                    CHAPTER 4

                                     MERGERS
                                       AND
                                    CORPORATE
                                  RESTRUCTURING

                             CHANGING CORPORATE NAME

This proposal seeks shareholder approval to change the corporation's name. It is probably better to vote for the proposed name change before management goes back to the drawing board and spends another small fortune attempting again to change the name.

VOTE RECOMMENDATION
                                               Vote FOR changing the corporate
                                               name.

The following factors should be considered:

         1.  A name of a corporation symbolizes its substance.

         2. There are many reasons a corporation may have for changing its name, including an intention to change the direction of the business or to have a contemporary corporate image.

         3. The board of directors is well-positioned to determine the best name for the corporation because, among other reasons, it usually seeks professional advice on such matters.

                                 REINCORPORATION
                                 ---------------

These proposals seek shareholder approval to change the state in which a company is incorporated. Sometimes this is done to accommodate the company's most active operations or headquarters. More often, however, the companies want to reincorporate in a state with more stringent anti-takeover provisions. Delaware's state laws, for instance, including liability and anti-takeover provisions, are more favorable to corporations.



VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis,
                                               carefully reviewing the new
                                               state's laws and any significant
                                               changes the company makes in its
                                               charter and by-laws.

The following factors should be considered:

         1. The board is in the best position to determine the company's need to incorporate.

         2. Reincorporation may have considerable implications for shareholders, affecting a company's takeover defenses, its corporate structure or governance features.

         3. Reincorporation in a state with stronger anti-takeover laws may harm shareholder value.

                                    CHAPTER 5

                                      PROXY
                                     CONTEST
                                    DEFENSES

                 BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS
                 -----------------------------------------------

A company that has classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year and the entire board stands for election each year.

Classifying the board makes it more difficult to change control of a company through a proxy contest involving election of directors. Because only a minority of the directors are elected each year, it will be more difficult to win control of the board in a single election.

VOTE RECOMMENDATIONS
                                               Vote AGAINST proposals to
                                               classify the board. Vote FOR
                                               proposals to repeal classified
                                               boards and to elect all directors
                                               annually.

The following factors should be considered:

         1. The annual election of directors provides an extra check on management's performance. A director who is doing a good job should not fear an annual review of his/her directorship.

                                CUMULATIVE VOTING
                                -----------------

Most companies provide that shareholders are entitled to cast one vote for each share owned, the so-called "one share, one vote" standard. This proposal seeks to allow each shareholder to cast votes in the election of directors proportionate to the number of directors times the number of shares owned by each shareholder for one nominee.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals that
                                               permit cumulative voting.


The following factors should be considered:

         1. Cumulative voting would allow a minority owner to create an impact disproportionate to his/her holdings.

         2. Cumulative voting can be used to elect a director who would represent special interests and not those of the corporation and its shareholders.

         3.  Cumulative voting can allow a minority to have representation.

         4. Cumulative Voting can lead to a conflict within the board which could interfere with its ability to serve the shareholders' best interests.

                  SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETING
                  ---------------------------------------------

Most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals to
                                               restrict or prohibit shareholder
                                               ability to call special meetings.

                                               Vote FOR proposals that remove
                                               restrictions on the right of
                                               shareholders to act independently
                                               of management.

                SHAREHOLDERS' ABILITY TO ALTER SIZE OF THE BOARD
                ------------------------------------------------

Proposals which would allow management to increase or decrease the size of the board at its own discretion are often used by companies as a takeover defense.

Shareholders should support management proposals to fix the size of the board at a specific number of directors, preventing management from increasing the size of the board without shareholder approval. By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board.

VOTE RECOMMENDATIONS
                                               Vote FOR proposal which seek to
                                               fix the size of the board.

                                               Vote AGAINST proposals which give
                                               management the ability to alter
                                               the size of the board without
                                               shareholder approval.

                                    CHAPTER 6

                                  MISCELLANEOUS
                                    CORPORATE
                                   GOVERNANCE
                                   PROVISIONS

                               CONFIDENTIAL VOTING
                               -------------------

Confidential voting, also known as voting by secret ballot, is one of the key structural issues in the proxy system. All proxies, ballots, and voting tabulations that identify individual shareholders are kept confidential.

VOTE RECOMMENDATIONS
                                               Vote FOR shareholder proposals
                                               requesting that corporations
                                               adopt confidential voting.

                                               Vote FOR management proposals to
                                               adopt confidential voting.

The following factors should be considered:

         1. Some shareholders elect to have the board not know how they voted on certain issues.

         2. Should the board be aware of how a shareholder voted, the board could attempt to influence the shareholder to change his/her vote, giving itself an advantage over those that do not have access to this information.

         3. Confidential voting is an important element of corporate democracy which should be available to the shareholder.

                         SHAREHOLDER ADVISORY COMMITTEES
                         -------------------------------

These proposals request that the corporation establish a shareholder advisory committee to review the board's performance. In some instances, it would have a budget funded by the corporation and would be composed of salaried committee members with authority to hire outside experts and to include reports in the annual proxy statement.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals to
                                               establish a shareholder advisory
                                               committee.

The following factors should be considered:

         1. Directors already have fiduciary responsibility to represent shareholders and are accountable to them by law, thus rendering shareholder advisory committees unnecessary.

         2. Adding another layer to the current corporate governance system would be expensive and unproductive.

                            FOREIGN CORPORATE MATTERS
                            -------------------------

These proposals are usually submitted by companies incorporated outside of the United States seeking shareholder approval for actions which are considered ordinary business and do not require shareholder approval in the United States (i.e., declaration of dividends, approval of financial statements, etc.).

VOTE RECOMMENDATION
                                               Vote FOR proposals that concern
                                               foreign companies incorporated
                                               outside of the United States.

The following factors should be considered:

         1. The laws and regulations of various countries differ widely as to those issues on which shareholder approval is needed, usually requiring consent for actions which are considered routine in the United States.

         2. The board of directors is well-positioned to determine whether or not these types of actions are in the best interest of the corporation's shareholders.

                             GOVERNMENT SERVICE LIST
                             -----------------------

This proposal requests that the board of directors prepare a list of employees or consultants to the company who have been employed by the government within a specified period of time and the substance of their involvement.

Solicitation of customers and negotiation of contractual or other business relationships is traditionally the responsibility of management. Compilation of such a list does not seem to serve a useful purpose, primarily because existing laws and regulations serve as a checklist on conflicts of interest.

VOTE RECOMMENDATION
                                               Vote AGAINST these proposals
                                               which a request a list of
                                               employees having been employed by
                                               the government.

The following factors should be considered:

         1. For certain companies, employing individuals familiar with the regulatory agencies and procedures is essential and, therefore, is in the best interests of the shareholders.

         2. Existing laws and regulations require enough disclosure and serve as a check on conflicts of interest.

         3. Additional disclosure would be an unreasonable invasion of such individual's privacy.

                                    CHAPTER 7

                                     SOCIAL
                                       AND
                                  ENVIRONMENTAL
                                     ISSUES

                         ENERGY AND ENVIRONMENTAL ISSUES
                         -------------------------------
                               (CERES PRINCIPLES)
                               ------------------

CERES proposals ask management to sign or report on process toward compliance with ten principles committing the company to environmental stewardship. Principle 10 directs companies to fill out the CERES report. This report requires companies to disclose information about environmental policies, toxic emissions, hazardous waste management, workplace safety, energy use, and environmental audits.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals requesting
                                               that companies sign the CERES
                                               Principles.


The following factors should be considered:

         1. We do not believe a concrete business case is made for this proposal. In our opinion, the company will be best served by continuing to carry on its business as it did before the proposal was made.

                                NORTHERN IRELAND
                                ----------------
                              (MACBRIDE PRINCIPLES)
                              ---------------------

It is well documented that Northern Ireland's Catholic community faces much higher unemployment figures then the Protestant community. Most proposals ask companies to endorse or report on progress with respect to the MacBride Principles.

In evaluating a proposal to adopt the MacBride Principles, you must decide if the principles will cause the company to divest, and worsen unemployment problems.

VOTE RECOMMENDATION
                                               REFRAIN from voting on proposals
                                               that request companies to adopt
                                               the MacBride Principles.

The following factors should be considered:

         1. We believe that human and political rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

         2. We do not believe a concrete business case has been made for this proposal. We will refrain from making social or political statements by voting for these proposals. We will only vote on proposals that maximize the value of the issuers' status without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                            MAQUILADORA STANDARDS AND
                            -------------------------
                      INTERNATIONAL OPERATIONS AND POLICIES
                      -------------------------------------

Proposals in this area generally request companies to report on or to adopt certain principles regarding their operations in foreign countries.

The Maquiladora Standards are a set of guidelines that outline how U.S. companies should conduct operations in Maquiladora facilities just across the U.S.-Mexican border. These standards cover such topics as community development, environmental policies, health and safety policies, and fair employment practices.

VOTE RECOMMENDATION
                                               ABSTAIN from providing a vote
                                               recommendation on proposals
                                               regarding the Maquiladora
                                               Standards and international
                                               operating policies.

The following factors should be considered:

         1. We believe that human rights are of the utmost importance for their own sake as well as for the enhancement of economic potential of a nation.

         2. We do not believe that a concrete business case has been made for these proposals. We will refrain from making social statements by voting for these proposals. We will not only vote on proposals that maximize the value of the issuers' securities without regard to (i.e., we will not pass judgement upon) the non-economic considerations.

                          EQUAL EMPLOYMENT OPPORTUNITY
                          ----------------------------
                               AND DISCRIMINATION
                               ------------------

In regards to equal employment and discrimination, companies without comprehensive EEO programs will find it hard to recruit qualified employees and find them at a long-term competitive disadvantage. Companies who are not carefully watching their human resource practices could also face lawsuits.

VOTE RECOMMENDATION
                                               REFRAIN from voting on any
                                               proposals regarding equal
                                               employment opportunities and
                                               discrimination.

The following factors should be considered:

         1. We feel that the hiring and promotion of employees should be free from prohibited discriminatory practices. We also feel that many of these issues are already subject to significant state and federal regulations.

                                  ANIMAL RIGHTS
                                  -------------

A Corporation is requested to issue a report on its progress towards reducing reliance on animal tests for consumer product safety.


VOTE RECOMMENDATION
                                               REFRAIN from making vote
                                               recommendations on proposals
                                               regarding animal rights.

The following factors should be considered:

         1. Needless cruelty to animals should never be tolerated. However, the testing of products on animals may be very important to the health and safety of consumers.

         2. We also feel that this issue is already subject to significant state and federal regulation.

                                    CHAPTER 8

                                     CAPITAL
                                    STRUCTURE

                           COMMON STOCK AUTHORIZATION
                           --------------------------

The ability to increase the number of authorized shares could accommodate the sale of equity, stock splits, dividends, compensation-based plans, etc. The board can usually be trusted to use additional shares for capital-raising and other transactions that are in the corporation's best interests.

However, excessive escalation in the number of authorized shares may allow the board to radically change the corporation's direction without shareholder approval. Be careful to view that the increased number of shares will not enable the company to activate a poison pill.


VOTE RECOMMENDATION
                                               Vote CASE-BY-CASE on proposals
                                               increase the number of shares of
                                               common stock authorized for
                                               issue.

                                               Vote AGAINST proposed common
                                               share authorization that increase
                                               existing authorization by more
                                               then 100 percent unless a clear
                                               need for the excess shares is
                                               presented by the company.

The following factors should be considered:

         1. Is this company going to make frequent business acquisitions over a period of time?

         2.  Is the company expanding its operations?

         3. Within the company, are there any debt structuring or prepackaged bankruptcy plans?

                           BLANK CHECK PREFERRED STOCK
                           ---------------------------

The terms of blank check preferred stock give the board of directors the power to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of the issue.

Blank check preferred stock can provide corporations with the flexibility to meet changing financial conditions. However, once the blank check preferred stock has been authorized, the shareholders have no further power over how or when it will be allocated.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals
                                               authorizing the creation of new
                                               classes of preferred stock with
                                               unspecified voting, conversion,
                                               dividend distribution, and other
                                               rights.

The following factors should be considered:

         1. Blank check preferred stock can be used as the vehicle for a poison pill defense against hostile suitors, or it may be placed in friendly hands to help block a takeover bid.

                                PREEMPTIVE RIGHTS
                                -----------------

These proposals request that the corporation provide existing shareholders with an opportunity to acquire additional shares in proportion to their existing holdings whenever new shares are issued. In companies with a large shareholder base and ease in which shareholders could preserve their relative interest through purchases of shares on the open market, the cost of implementing preemptive rights does not seem justifiable in relation to the benefits.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals seeking
                                               preemptive rights.

The following factors should be considered:

         1. The existence of preemptive rights can considerably slow down the process of issuing new shares due to the logistics involved in protecting such rights.

         2. Preemptive rights are not necessary for the shareholder in today's corporations, whose stock is held by a wide range of owners and is, in most cases, highly liquid.

STOCK DISTRIBUTIONS:  SPLITS AND DIVIDENDS
--------------------  --------------------

STOCK SPLITS
------------
The corporation requests authorization for a stock split.

VOTE RECOMMENDATION
                                               Vote FOR management proposal to
                                               authorize stock splits unless the
                                               split will result in an increase
                                               of authorized but unissued shares
                                               of more than 100% after giving
                                               effect to the shares needed for
                                               the split.

REVERSE STOCK SPLITS
--------------------

VOTE RECOMMENDATION
                                               Vote FOR management proposal to
                                               authorize reverse stock split
                                               unless the reverse stock split
                                               results in an increase of
                                               authorized but unissued shares of
                                               more than 100% after giving
                                               effect to the shares needed for
                                               the reverse split.

                    ADJUSTMENTS TO PAR VALUE OF COMMON STOCK
                    ----------------------------------------

The purpose of par value stock is to establish the maximum responsibility of stockholder in the event that a corporation becomes insolvent. It represents the maximum amount that a shareholder must pay the corporation if the stock is to be fully paid when issued.

The corporation requests permission to reduce the par value of its stock. In most cases, adjusting par value is a routine financing decision and should be supported.

VOTE RECOMMENDATION
                                               Vote FOR management proposals to
                                               reduce the par value of common
                                               stock.

The following factors should be considered:

         1. State laws sometimes prohibit issuance of new stock priced below that of the outstanding shares.

         2. A corporation may be unable to raise capital if the par value is overstated.

DEBT RESTRUCTURINGS
-------------------

The corporation may propose to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.

VOTE RECOMMENDATION
                                               It is our policy to vote
                                               CASE-BY-CASE on debt
                                               restructuring

The following factors should be considered:

         1. Dilution - How much will ownership interest of existing shareholders be reduced and how extreme will dilution to future earnings be?

         2. Change in Control - Will the transaction result in a change of control of the company?

         3. Bankruptcy - Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

                                    CHAPTER 9

                                    EXECUTIVE
                                       AND
                                    DIRECTOR
                                  COMPENSATION

                              DIRECTOR COMPENSATION
                              ---------------------

Directors represent shareholders and are responsible for protecting shareholder interests. Companies state in the proxy material that they pay directors well in order to attract the most qualified candidates. All compensation packages for any executive, director or employee should include a pay-for-performance component.

VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis for
                                               director compensation.

The following factors should be considered:

         1. As directors take an increasingly active role in corporate decision-making and governance, their compensation is becoming more performance-based.

            SHAREHOLDER PROPOSAL TO LIMIT EXECUTIVE AND DIRECTOR PAY
            --------------------------------------------------------

Shareholder compensation proposals that set limits or reduce executive compensation should be closely scrutinized. Many of these proposals may be flawed in their emphasis on an absolute dollar figure in compensation.


VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis


The following factors should be considered:

         1. Executive compensation is established by a committee that consists of independent directors who have fiduciary responsibility to act in the best interest of the shareholders and who are best placed to make compensation decisions.

                     EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)
                     --------------------------------------

These proposals ask for stockholder endorsement of compensation plans for key employees which involve the issuance of company shares by granting of stock options, SARs, restricted stock, etc. These plans help attract and retain best-qualified corporate personnel and tie their interests more closely to those of the shareholders.

VOTE RECOMMENDATION
                                               Vote FOR proposals to adopt
                                               share-based compensation plans
                                               when the following items are
                                               involved:

         1. The exercise price for stock options is less than 85% of fair market value on the date of the grant.

         2. It is an omnibus stock plan which gives directors broad discretion in deciding how much and what kind of stock to award, when and to whom.

         3. The shares for issue exceed 8% of the company's outstanding shares; or, in the case of the evergreen plans, the amount of increase exceeds 1.5% of the total number of shares outstanding.

                                               Vote AGAINST proposals adopting
                                               share based compensation plans
                                               when the following items are
                                               involved:

         1.  Re-load options (new options issued for any exercised).

         2. The plan would allow for management to pyramid their holdings by using stock to purchase more stock, without having to lay out cash. Vote YES if this is for directors.

                                OPTIONS EXPENSING
                                -----------------

Shareholder proposal to expense options.

VOTE RECOMMENDATION
                                               It is our policy to vote FOR
                                               proposals to expense options

                                GOLDEN PARACHUTES
                                -----------------

Golden parachutes are designed to protect the employees of a corporation in the event of a change in control. The change in control agreement will specify the exact payments to be made under the golden parachutes. The calculation for payout is usually based on some multiple of an employee's annual or monthly compensation. Golden parachutes are generally given to employees whose annual compensation exceeds $112,000.

Recent experience has shown a willingness of many managements to treat severance agreements as equal to equity investments and to reward themselves as if substantial amounts of equity were at risk.


VOTE RECOMMENDATION
                                               Vote FOR proposals which seek to
                                               limit additional compensation
                                               payments.

                                               Vote FOR shareholder proposals to
                                               have golden parachutes submitted
                                               for shareholder ratification.


The following factors should be considered:

         1. The stability of management may be affected by an attempted acquisition of the corporation.

         2. There is a tendency on the part of an entrenched management to overstate the value of their continuing control of and influence on the day-to-day functions of a corporation.

                        PROPOSAL TO BAN GOLDEN PARACHUTES
                        ---------------------------------

Based on the foregoing information:

VOTE RECOMMENDATION
                                               We are FOR this proposal, which
                                               essentially bans golden
                                               parachutes, because we feel
                                               management's compensation should
                                               be solely based on real-time
                                               contributions to the corporation
                                               while they are serving it.
                                               Deferred current compensation is
                                               viewed differently than future,
                                               contingent compensation for
                                               current services.

                   OUTSIDE DIRECTORS' RETIREMENT COMPENSATION
                   ------------------------------------------

We believe that directors should only be compensated while serving the company.

VOTE RECOMMENDATIONS
                                               Vote AGAINST proposals
                                               establishing outside directors'
                                               retirement compensation. Vote FOR
                                               proposals that revoke outside
                                               directors' retirement
                                               compensation.

                                   CHAPTER 10

                                      STATE
                                       OF
                                  INCORPORATION

                       CONTROL SHARE ACQUISITION STATUTES
                       ----------------------------------

These proposals suggest that the board of directors solicit shareholder approval before committing acquisitions or divestiture of a business exceeding stipulated threshold levels. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds.

VOTE RECOMMENDATION
                                               Vote AGAINST proposals which
                                               request the board to seek
                                               shareholder approval before
                                               committing to an acquisition.

The following factors should be considered:

         1. These proposals deprive the board of directors of its ability to act quickly in propitious circumstances.

         2.  Conforming to these requirements can be expensive.

         3. The board of directors is uniquely qualified and positioned to be able to make these decisions without prior shareholder approval.

         4. The threshold levels usually imposed by these proposals are much more stringent than required by law.

                       OPT-OUT OF STATE TAKEOVER STATUTES
                       ----------------------------------

These proposals seek shareholder approval to opt-out (not be governed by) certain provisions of the anti-takeover laws of various states. Delaware law, for instance, dictates that a bidder has to acquire at least 85% of a company's stock before exercising control, unless he or she has board approval. This means that a company may thwart an otherwise successful bidder by securing 15% of its stock in friendly hands.


VOTE RECOMMENDATION
                                               Vote on a CASE-BY-CASE basis for
                                               these proposals.

The following factors should be considered:

         1. It is the directors' responsibility to act on behalf of the shareholders in opposing coercive takeover attempts.

         2. Creating deterrents to corporate takeovers may allow for entrenchment of inefficient management.

         3. These statutes strengthen the board's ability to deal with potential buyers on fair and reasonable terms.

         4. Shareholders should have the final say on whether the company should be merged or acquired.

CORPORATE RESTRUCTURING, SPIN-OFFS ASSET SALES, LIQUIDATIONS
------------------------------------------------------------

Votes on corporate restructuring, spin-offs, asset sales and liquidations are evaluated on a CASE BY CASE basis.

                                   CHAPTER 11

                                    CONFLICTS
                                       OF
                                    INTEREST

CONFLICTS
---------

From time to time, proxy voting proposals may raise conflicts between the interests of the Advisers' clients and the interests of the Advisers, their affiliates and their employees. Conflicts of interest may arise when:

         1. Proxy votes regarding non-routine matters are solicited by an issuer that may have a separate account relationship with an affiliate of an Adviser or an investment banking relationship with Fahnestock & Co. Inc., an affiliate of the Advisers.

         2. A proponent of a proxy proposal has a business relationship with an Adviser or one of its affiliates or an Adviser or one of its affiliates has a business relationship with participants in proxy contests, corporate directors or director candidates.

         3. An employee of an Adviser has a personal interest in the outcome of a particular matter before shareholders.

If an Adviser receives a proxy that to the knowledge of the Proxy Manager raises a conflict of interest, the Proxy Manager shall advise the Governance Committee which shall determine whether the conflict is "material" to any specific proposal involved in the proxy. The Governance Committee will determine whether the proposal is material as follows:

         1. Routine proxy proposals are presumed not to involve a material conflict of interest.

         2. Non-routine proxy proposals-Proxy proposals that are "non- routine" will be presumed to involve a material conflict of interest unless the Governance Committee determines that the conflict is unrelated to the proposal. Non-routine proposals would include a merger, compensation matters for management and contested elections of directors.

CONFLICTS CONT'D

         3. The Governance Committee may determine on a case by case basis that particular non-routine proposals do not involve a material conflict of interest because the proposal is not directly related to an Adviser's conflict vis-a-vis the issue. The Governance Committee will record the basis for any such determination. With respect to any proposal that the Governance Committee determines presents a material conflict of interest, an Adviser may vote regarding that proposal in any of the following ways:

                a)  Obtain instructions from the client on how to vote.
                b) Use existing proxy guidelines if the policy with respect to the proposal is specifically addressed and does not involve a case by case analysis.
                c) Vote the proposal that involves the conflict according to the recommendations of an independent third party, including, but not limited to, Institutional Share Services Inc. or Investor Responsibility Research Center.

                                   CHAPTER 12

                              GOVERNANCE COMMITTEE
                                       AND
                                 PROXY MANAGERS

GOVERNANCE COMMITTEE
--------------------

The Governance Committee is responsible for the maintenance of the Proxy Voting Policies and Procedures and will determine whether any conflict between the interest of clients and an Adviser in voting proxies is material. The Governance Committee includes the following: (1) Bryan McKigney, Managing Director, Fahnestock & Co. Inc., (2) Barbara Pires, Executive Director, Fahnestock & Co. Inc., and (3) Deborah Kaback, Executive Director, Fahnestock & Co. Inc.

PROXY MANAGERS
--------------

The Proxy Manager for the Advisers is Caroline Gilllespie, Executive Director, Fahnestock & Co. Inc. The Proxy Manager will determine how votes will be cast on proposals that are evaluated on a case-by case basis.

                                   CHAPTER 13

                           SPECIAL ISSUES WITH VOTING
                                 FOREIGN PROXIES

SPECIAL ISSUES WITH VOTING FOREIGN PROXIES
------------------------------------------

    Voting proxies with respect to shares of foreign stock may involve significantly greater effort and corresponding cost than voting proxies in the U.S domestic market. Issues in voting foreign proxies include the following:

         1. Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions and share blocking.

         2. In some foreign countries shares may be "blocked" by custodian or depository or bearer shares deposited with specific financial institutions for a certain number of days before or after the shareholders meeting. When blocked, shares typically may not be traded until the day after the blocking period. The Advisers may refrain from voting shares of foreign stocks subject to blocking restrictions where in an Adviser's judgment, the benefit from voting the shares is outweighed by the interest in maintaining client liquidity in the shares. This decision is made on a case by case basis based on relevant factors including the length of the blocking period, the significance of the holding and whether the stock is considered a long-term holding.


         3. Time frames between shareholder notification, distribution of proxy materials, book closures and the actual meeting date may be too short to allow timely action.

         4. In certain countries, applicable regulations require that votes must be made in person at the shareholder meeting. The Advisers will weigh the costs and benefits of voting on proxy proposals in such countries on a case by case basis and make decisions on whether voting on a given proxy proposal is prudent. Generally, the Advisers will not vote shares in any such markets on routine matters such as uncontested elections of directors, ratification of auditors, etc.

                                   CHAPTER 14

                                 RECORD KEEPING

RECORD KEEPING
--------------

The Advisers will maintain the following records:

         1.  Copies of these policies

         2. A copy of each proxy statement that an Adviser receives regarding client securities. An Adviser may satisfy this requirement by relying on a third party to keep copies of proxy statements provided that the Adviser has an undertaking from the third party to provide a copy of the proxy statement promptly upon request.

         3. A record of each vote cast on behalf of a client. A third party may keep these voting records provided that the Adviser has an undertaking from the third party to provide a copy of the record promptly upon request.

         4. A copy of any document created by an Adviser that was material to making a decision on how to vote proxies or that memorializes the basis for that decision.

         5. A copy of each written client request for information on how the Advisers voted proxies on behalf of the client and a copy of written response by an Adviser to any client request for information on how the Adviser voted proxies on behalf of the client.

The above records shall be maintained for five years from the end of the fiscal year during which the last entry was made on such record, the first two years in an appropriate office of the Advisers.

APPENDIX A


ADVISOR                             CLIENT                                      POLICY
-------                             ------                                      ------
Advantage Advisers                  Advantage Advisers                          This policy is applicable.
 Management, LLC.                   Alyeska Fund, LLC.
                                    is a registered fund of funds

                                    Advantage Advisers                          Alkeon Capital
                                    Technology Partners, LLC.                   Management proxy
                                    The portfolio manger is Alkeon              policy, attached hereto as
                                    Capital Management, L.L.C.                  Exhibit A, is applicable.

                                    Advantage Advisers Stratigos                Alkeon Capital
                                    Fund, LLC. The portfolio manger is          Management proxy policy
                                    Is Alkeon Capital Management                is applicable.

                                    Advantage Advisers Xanthus                  Alkeon Capital
                                    Fund, LLC. The portfolio manager is         Management proxy
                                    Alkeon Capital Management                   policy is applicable.

                                    Advantage Advisers Sawgrass Fund,           CWH Associates Inc.
                                    LLC. The portfolio manager is CWH           proxy policy, attached
                                    Associates, Inc.                            hereto as Exhibit B, is
                                                                                applicable.

                                    Advantage Advisers Wynstone                 KBW Asset Management
                                    Fund, LLC. The portfolio manager            Inc. proxy policy, attached
                                    is KBW Asset Management Inc.                hereto as Exhibit C, is
                                                                                applicable.

                                    Advantage Advisers Whistler Fund,           This policy is applicable.
                                    LLC. is a registered fund of funds

                                    Mercantile Long-Short Manager Fund,         This policy is applicable.
                                    LLC. Advantage Advisers Management
                                    LLC. acts as subadvisor to this fund.

Advantage Advisers                  Advantage Advisers Alyeska Int'l Ltd.       This policy is applicable.
Multi Manager, LLC.

                                    Advantage Advisers Catalyst Int'l, Ltd.     Ridgecrest Investment
                                    Ridgecrest Investment Management,           Management LLC proxy
                                    LLC acts as portfolio manager.              policy, attached hereto as
                                                                                Exhibit D, is applicable.

                                    Advantage Advisers Deauville Europe         This policy is applicable.
                                    Fund, Ltd. is a fund of funds.


                                    Advantage Advisers Deauville                This policy is applicable.
                                    Europe Master Fund, Ltd. is a fund of
                                    funds.

                                    Advantage Advisers Deauville Europe         This policy is applicable.
                                    Fund, LLC is a fund of funds.


ADVISOR                             CLIENT                                      POLICY
-------                             ------                                      ------
                                    Advantage Advisers Sawgrass                 CWH Associates Inc,
                                    International, Ltd.  CWH Associates,        proxy policy, attached
                                    Inc. acts as portfolio manager.             hereto as Exhibit E, is
                                                                                applicable.

                                    Advantage Advisers Technology               Alkeon Capital
                                    International, Ltd. Alkeon Capital          Management proxy
                                    Management acts as subadvisor               policy, attached hereto as
                                                                                Exhibit A, as applicable.

                                    Advantage Advisers Troon                    Mark Asset Mgt. Corp.
                                    International, Ltd. Mark Asset              proxy policy, attached
                                    Management Corp. acts as portfolio          hereto as Exhibit F, is
                                    manager.                                    applicable.

                                    Advantage Advisers Whistler                 This policy is applicable.
                                    International, Ltd.  is a fund of funds.


Advantage Advisors                  General partner to Advantage Advisers       This policy is applicable.
Private Equity Management,          Private Equity Partners, L.P. ("COPEP").
LLC

Advantage Advisers Troon            Investment advisor to Advantage Advisers    Proxy policies of Mark
Management, L.L.C.                  Troon Fund, LLC.  Mark Asset                Asset Management
                                    Management Corporation acts as portfolio    Corporation, attached
                                    manager.                                    hereto as Exhibit F, are
                                                                                applicable.

Oppenheimer Catalyst                General Partner and investment adviser      Ridgecrest Investment
Management L.P.                     to Advantage Adviser Catalyst               Management LLC's
                                    Partners, LP. Ridgecrest Investment         proxy policies, attached
                                    Management LLC. personnel act as            hereto as Exhibit D, are
                                    portfolio manager.                          applicable.

Oppenheimer Emerging                This adviser has no clients and is          To the extent this adviser
Emerging Markets                    inactive.                                   has clients in the future
Management, LLP                                                                 this policy will be applicable.

Oppenheimer Value                   This adviser has no clients and is          To the extent this adviser has
Partners, LP                        inactive.                                   clients in the future this
                                                                                policy will be applicable.

Oppenheimer Horizon                 Managing member of Oppenheimer              The proxy policies of
Management, LP                      Horizon Management, LLC, which is the       Contrarian Capital
                                    General Partner of Oppenheimer Horizon      Management LLC,
                                    Partners, LP. is closed to new investors    attached hereto as Exhibit
                                    and is in the process of being liquidated.  G, are applicable.
                                    The portfolio manager for Oppenheimer
                                    Horizon Partners, LP is Contrarian
                                    Capital Management, LLC.


ADVISOR                             CLIENT                                      POLICY
-------                             ------                                      ------
Oppenheimer                         General Partner and investment              The proxy policies
Institutional Horizon               adviser to Oppenheimer                      of Contrarian Capital
Management, LP                      Institutional Horizon Partners, LP,         Management LLC,
                                    an unregistered fund in the process         attached hereto as
                                    of being liquidated. Contrarian             Exhibit G, are
                                    Capital Management LLC is the               applicable.
                                    portfolio manager for Oppenheimer
                                    Institutional Horizon Partners, LP.

Advantage Advisers                  Investment adviser of Advantage             The proxy policies of
Augusta Management, LLC             Advisers Augusta Fund, LLC. Ardsley         Ardsley advisory Partners,
                                    Advisory Partners personnel act as          attached hereto as Exhibit
                                    portfolio manager.                          H, are applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

    (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

    (a)(2)    Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)    Not yet effective.

    (b)       Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Advantage Advisers Alyeska Fund LLC
             --------------------------------------------------------

By (Signature and Title)*  /s/ Marshall Dornfeld
                         --------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                       MAY 21, 2004
             --------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Marshall Dornfeld
                         --------------------------------------------
                           Marshall Dornfeld, Chief Executive Officer
                           (principal executive officer)

Date                       MAY 21, 2004
             --------------------------------------------------------


By (Signature and Title)*  /s/ Alan Kaye
                         --------------------------------------------
                           Alan Kaye, Chief Financial Officer
                           (principal financial officer)

Date                       MAY 21, 2004
             --------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.